Deposits, Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2022
Deposits, Prepayments and Other Current Assets
Deposits, Prepayments and Other Current Assets
5.	Deposits, Prepayments and Other Current Assets

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Deposits for office spaces leases	26,055	24,852	3,703
Prepaid rental and property management fee	16,025	16,975	2,529
Other current assets	9,460	9,377	1,398
	51,540	51,204	7,630